Note 4 - Loans - Changes in Troubled Debt Restructurings ( (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of loans	1	3	3
Total recorded investment	$ 213	$ 2,113	$ 2,495
Principal paydowns		$ (112)	$ (382)
Reclassification to OREO		2
Reclassification to OREO, recorded investment		$ (1,788)
Financing Receivable, Modifications, Number of Contracts			0	0
Number of loans		1	3	3
Total recorded investment		$ 213	$ 2,113	$ 2,495
Subsequent Event [Member]
Principal paydowns	$ (109)
Financing Receivable, Modifications, Number of Contracts	1
Additions, recorded investment	$ 2,078
Number of loans	1
Total recorded investment	$ 2,182